Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate - DocGo Inc. and Subsidiaries [Member]	Dec. 31, 2021
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (in years) – operating leases	4 years 1 month 20 days
Weighted average discount rate – operating leases	6.00%
Weighted average remaining lease term (in years) – finance leases	3 years 8 months 26 days
Weighted average discount rate – finance leases	6.02%